Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Schedule of Movement of Lease Liabilities
The evolution of lease liabilities in 2023 and 2022 were as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2022	8,677
Additions	2,382
Principal and interests payments	(2,559)
Principal payments (Note 28)	(2,114)
Interests payments	(445)
Disposals	(138)
Accrued interests	435
Translation differences and hyperinflation adjustments	62
Transfers and others	88
Balance at 12/31/2023	8,947

Millions of euros	Lease liabilities
Balance at 12/31/2021	8,070
Additions	2,487
Principal and interests payments	(2,361)
Principal payments (Note 28)	(1,996)
Interests payments	(365)
Disposals	(59)
Business combinations	124
Accrued interests	393
Translation differences and hyperinflation adjustments	246
Transfers and others	(223)
Balance at 12/31/2022	8,677

Schedule of Maturity of Lease Liabilities
The maturity schedule of lease liabilities at December 31, 2023 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2024	2025	2026	2027	2028	Subsequent years	Non-current total	Total
Lease liabilities	2,354	1,876	1,455	1,190	1,008	2,060	7,589	9,943